INCOME TAX EXPENSE - Principal components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net loss carryforward	¥ 286,356	¥ 337,214
Advertising expense carried forward for future deduction	30,827	19,613
Accrued expenses and payroll payable	12,594	10,805
Provision for impairment of assets	7,072
Others	781	890
Valuation allowance	(337,630)	¥ (368,522)
Tax loss carryforwards	¥ 1,145,424
Statute of limitations period according to the PRC Tax Administration and Collection Law (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Amount of minimum underpayment of tax liability listed as special circumstance for extension period for statute of limitations	¥ 100